                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN MID CAP GROWTH FUND
                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                             VAN KAMPEN VALUE FUND
                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Richard M. Behler, Steven Epstein, Brian Kramp and Eric F. Scharpf are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

    Mr. Behler, a Principal, joined the Subadviser in 1995. He assumed responsibility for MAS Funds' Value Fund in 1996. Mr. Behler served as a fund manager from 1992 through 1995 for Moore Capital Management. Mr. Behler holds a B.A. (Cum Laude) in Economics from Villanova University and an M.A. and PhD. in Economics from University of Notre Dame. He has managed the Fund's portfolio since its inception.

    Mr. Epstein, a Vice President, joined the Subadviser as a Financial Analyst in 1996. He attended the Wharton School, University of Pennsylvania, from 1994-1996, receiving an MBA. He joined the management team for Value Fund, January 2001.

    Mr. Kramp, a Principal, joined the Subadviser in 1997. He served as Analyst/ Portfolio Manager for Meridian Asset Management and its successor, CoreStates Investment Advisors, from 1985 to 1997. He joined the management team for the Value Fund, January 2001.

    Mr. Scharpf, a Vice President, joined the Subadviser as a Financial Analyst in 1997. He attended the Wharton School, University of Pennsylvania, from 1995-1997, receiving an MBA, and served as a Financial Analyst for Salomon Brothers from 1993-1995. He joined the management team for the Value Fund, January 2001.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                  VAN KAMPEN TAX MANAGED GLOBAL FRANCHISE FUND
                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN EQUITY GROWTH FUND

                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND

                    SUPPLEMENT DATED JANUARY 9, 2000 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                          VAN KAMPEN ASIAN GROWTH FUND

                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN EUROPEAN EQUITY FUND

                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                          VAN KAMPEN FOCUS EQUITY FUND

                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN GLOBAL EQUITY FUND

                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND

                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN LATIN AMERICAN FUND

                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN EMERGING MARKETS FUND

                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN AMERICAN VALUE FUND

                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES

                         VAN KAMPEN AMERICAN VALUE FUND
                          VAN KAMPEN ASIAN GROWTH FUND
                     VAN KAMPEN EMERGING MARKETS DEBT FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                        VAN KAMPEN EUROPEAN EQUITY FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                         VAN KAMPEN GLOBAL EQUITY FUND
                       VAN KAMPEN GROWTH AND INCOME FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND
                        VAN KAMPEN JAPANESE EQUITY FUND
                         VAN KAMPEN LATIN AMERICAN FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                  VAN KAMPEN TAX MANAGED GLOBAL FRANCHISE FUND
                             VAN KAMPEN VALUE FUND
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

                    SUPPLEMENT DATED JANUARY 9, 2001 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 27, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "DIRECTORS AND OFFICERS" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      MS SPT SAI